EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2013-A
Monthly Servicer's Statement
for the month ended February 28, 2015
Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	27.54%
From	01-Feb-15	17-Feb-15	16-Mar-15	Floating Allocation Percentage at Month-End	95.37%
To	28-Feb-15	16-Mar-15
Days	27

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2013-A balances were:		Payment Date	Period	Period
		2/15/2016	8/1/2015	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$242,200,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,242,200,000.00

Required Participation Amount	$1,242,200,000.00		Accumulation Account
Excess Receivables	$117,564,401.50		Beginning	-
			Payout	-
Total Collateral	$1,359,764,401.50		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	135.98%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	27
	Total Pool		LIBOR	0.173000%
Beginning Gross Principal Pool Balance	$5,259,566,569.24		Applicable Margin	0.300000%
Total Principal Collections	$(1,869,118,224.73)			0.473000%
Investment in New Receivables	$2,078,578,740.03
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(6,047,549.74)		Interest	354,750.00	0.35
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00				0.35
Less Net CMA Offset	$(522,310,872.59)
Less Servicing Adjustment	$(3,998,843.09)		Total Due Investors	354,750.00	0.473000%
Ending Balance	$4,936,669,819.12		Servicing Fee	$1,035,166.67
			Excess Cash Flow	1,522,974.32
SAP for Next Period	27.54%

Average Receivable Balance	$4,832,703,083.16
Monthly Payment Rate	38.68%		Reserve Account

Interest Collections			Required Balance	$5,000,000.00
During the past collection period, the following activity occurred:			Current Balance	$5,000,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$11,088,627.82
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$11,088,627.82